Inventories	12 Months Ended
Dec. 31, 2023
Classes of current inventories [abstract]
Inventories
6 Inventories

The breakdown of inventories, net of provision for losses, is shown below:

	12/31/2023	12/31/2022
Fuels, lubricants, and greases	3,367,094	3,782,522
Raw materials	282,197	380,993
Liquified petroleum gas - LPG	112,100	143,516
Consumable materials and other items for resale	121,537	125,239
Purchase for future delivery (1)	386,281	453,817
Properties for resale	22,222	19,996
	4,291,431	4,906,083

(1) Refers substantially to ethanol, biodiesel, and advances for fuel acquisition.

Movements in the provision for losses are as follows:

Balance as of December 31, 2020	40,993
Addition to provision for adjustment to realizable value	5,974
Reversal of provision for obsolescence and other losses	(5,184)
Reclassification to assets held for sale	(28,705)
Balance as of December 31, 2021	13,078
Addition to provision for adjustment to realizable value	10,028
Reversal of provision for obsolescence and other losses	(1,180)
Balance as of December 31, 2022	21,926
Reversal of provision for obsolescence and other losses	(8,301)
Reversal of provision for adjustment to realizable value	(6,594)
Balance as of December 31, 2023	7,031